Other Accounts Payable (Details) - Schedule of other accounts payable - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Schedule of other accounts payable [Abstract]
Employees and payroll accruals	$ 29,746	$ 27,826	$ 28,562
Accrued expenses	10,239	8,873	7,017
Government authorities and other	6,857	8,392	6,198
Total	$ 46,842	$ 45,091	$ 41,777